Average Annual Total Returns - First Trust Emerging Markets Local Currency Bond ETF	First Trust Emerging Markets Local Currency Bond ETF 1 Year	First Trust Emerging Markets Local Currency Bond ETF 5 Years	First Trust Emerging Markets Local Currency Bond ETF Since Inception	First Trust Emerging Markets Local Currency Bond ETF Inception Date	First Trust Emerging Markets Local Currency Bond ETF After tax on distributions 1 Year	First Trust Emerging Markets Local Currency Bond ETF After tax on distributions 5 Years	First Trust Emerging Markets Local Currency Bond ETF After tax on distributions Since Inception	First Trust Emerging Markets Local Currency Bond ETF After tax on distributions and sale of fund shares 1 Year	First Trust Emerging Markets Local Currency Bond ETF After tax on distributions and sale of fund shares 5 Years	First Trust Emerging Markets Local Currency Bond ETF After tax on distributions and sale of fund shares Since Inception	Bloomberg Barclays Emerging Markets Local Currency Government - 10% Country Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Emerging Markets Local Currency Government - 10% Country Capped Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Emerging Markets Local Currency Government - 10% Country Capped Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.03%	5.28%	1.06%	Nov. 04, 2014	0.66%	2.78%	(1.25%)	1.65%	2.93%	(0.26%)	4.83%	6.59%	2.35%